Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Net Earnings to Common Shareholders

Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2019			2018
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter Ended June 30
Basic EPS	720	433.1	1.66	240	423.8	0.57
Potential dilutive effect of stock options	—	0.6		—	0.5
Diluted EPS	720	433.7	1.66	240	424.3	0.57

Year-to-Date June 30
Basic EPS	1,031	431.3	2.39	563	422.9	1.33
Potential dilutive effect of stock options	—	0.6		—	0.5
Diluted EPS	1,031	431.9	2.39	563	423.4	1.33